Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) [Line Items]
Net income (loss) attributable to Telesat Corporation Shares	$ (87,720)	$ 157,118	$ (23,764)
Effect of diluted securities		15,486
Diluted net income (loss) attributable to Telesat Corporation Shares	$ (87,720)	$ 172,604	$ (23,764)